Long-term Borrowings, Excluding Current Portion (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term Borrowings, Excluding Current Portion
Convertible Debt		¥ 1,185,249	¥ 1,151,560
Long-term borrowings		30,000	4,324
Less: current portion (Note 13)			(4,324)
Long-term borrowings	$ 174,560	¥ 1,215,249	¥ 1,151,560